CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net revenues	€ 110,412	€ 105,730	€ 105,798
Cost of revenues	95,011	89,710	90,927
Selling, general and other costs	7,318	7,177	7,388
Research and development costs	3,051	2,903	2,930
Result from investments:	235	399	310
Share of the profit of equity method investees	240	400	308
Other income from investments	(5)	(1)	2
Reversal of a Brazilian indirect tax liability	0	895	0
Gains on disposal of investments	0	76	13
Restructuring costs	103	86	68
Net financial expenses	1,056	1,345	1,858
Profit before taxes	4,108	5,879	2,950
Tax expense	778	2,588	1,237
Net profit from continuing operations	3,330	3,291	1,713
Profit from discontinued operations, net of tax	302	219	101
Net profit	3,632	3,510	1,814
Net profit attributable to:
Owners of the parent	3,608	3,491	1,803
Non-controlling interests	24	19	11
Net profit from continuing operations attributable to:
Net profit from continuing operations attributable to owners of the parent	3,323	3,281	1,708
Non-controlling interests	€ 7	€ 10	€ 5
Earnings per share [abstract]
Basic earnings per share (in EUR per share)	€ 2.33	€ 2.27	€ 1.19
Diluted earnings per share (in EUR per share)	2.30	2.24	1.18
Earnings per share for Net profit from continuing operations:
Basic earnings per share from continuing operations (in EUR per share)	2.15	2.14	1.13
Diluted earnings per share (in EUR per share)	€ 2.12	€ 2.11	€ 1.12